Fair Value Measurement - Schedule of Warrant Liability at Fair Value (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Schedule of Warrant Liability at Fair Value [Line Items]
Warrant liability	$ 2,294	¥ 15,558	¥ 24,377
Level 1 Inputs [Member]
Schedule of Warrant Liability at Fair Value [Line Items]
Warrant liability
Level 2 Inputs [Member]
Schedule of Warrant Liability at Fair Value [Line Items]
Warrant liability
Level 3 Inputs [Member]
Schedule of Warrant Liability at Fair Value [Line Items]
Warrant liability		¥ 15,558	¥ 24,377	¥ 68,556